FINANCIAL INSTRUMENTS AND RISK (Schedule of credit risk of accounts receivable ) (Details) - Credit risk [member] - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	$ 2,996,655	$ 198,801
Accruals	900,675	400,020
Taxes receivable	862,528	491,658
Other receivables	59,530	76,023
Total accounts receivable	$ 4,819,388	$ 1,166,502